EQUITY - Redemption-Exchange Units Held by Brookfield (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Redemption-exchange units
Disclosure of classes of share capital [line items]
Converted to LP Units (in shares)	(18,105,781)	0